Acquisitions and Disposition of Oil and Gas Properties (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
Related Party Operator Agreement
Agreed upon values associated with the properties	$ 11,000,000	[1]	$ 11,000,000	[2]
Total Working Interest Properties	8,614,082
Rex Lake/ Big Hollow (WY)
Related Party Operator Agreement
Agreed upon values associated with the properties	511,025	[3]	511,025	[4]
Kansas
Related Party Operator Agreement
Agreed upon values associated with the properties	2,152,216	[5]	2,152,216	[6]
Montana
Related Party Operator Agreement
Agreed upon values associated with the properties	98,179	[3]	98,179	[4]
Wyoming
Related Party Operator Agreement
Agreed upon values associated with the properties	2,733,773	[3]	2,733,773	[4]
Buff (WY)
Related Party Operator Agreement
Agreed upon values associated with the properties	611,211	[3]	611,211	[4]
Colorado
Related Party Operator Agreement
Agreed upon values associated with the properties	2,507,678	[5]	2,507,678	[6]
Separate Interests
Related Party Operator Agreement
Agreed upon values associated with the properties	$ 2,385,918	[7]	$ 2,385,918	[4]

[1]	Note that the values shown in this table are the allocation amounts attributable to the proved developed zones agreed to between the Company and the Sellers, before purchase adjustments for pre-acquisition net revenues received, oil in tanks and contingent purchase price adjustments. These adjustments do not modify the agreed upon value for purposes of the adjustments discussed above but will affect the final purchase allocation under generally accepted accounting principles.
[2]	Note that the values shown in this table are the allocation amounts attributable to the proved developed zones agreed to between the Company and the Sellers, before purchase adjustments for pre-acquisition net revenues received, oil in tanks and contingent purchase price adjustments. These adjustments do not modify the agreed upon value for purposes of the adjustments discussed above but will affect the purchase allocation under GAAP.
[3]	Additional consideration is also payable for the properties located in Wyoming to the extent that the Company increases proved producing reserves through future drilling or recompletion activities in formations that are not producing as of the closing date under the Possible Reserve Factor. Similar to the properties in Colorado and Kansas, the Possible Reserve Factor will be multiplied by a factor of 1 to 5 depending on the Price Increase Factor that is effective when the proved producing reserves are obtained.
[4]	The properties located in Wyoming and Montana provide a similar formula as used for Colorado and Kansas that could result in an obligation for additional purchase consideration to the extent that the Company performs future drilling or recompletion activities in formations that are not producing as of the closing date. Furthermore, if the Company sells properties where reserves have been proved up through drilling or recompletion, the Sellers have retained an interest of 70% in the net sales proceeds (after Arête receives a recovery of 125% of the original purchase allocation as contained in the table above). The maximum increase in purchase price for all properties shown in the table above is limited to a maximum of $25 million. Due to the sale of School Creek discussed below, the maximum future consideration has been reduced by approximately $4.6 million to $21.4 million.
[5]	For a period of ten years after the closing date, the Colorado and Kansas properties provide for additional consideration that is payable to Sellers based on increases in Nymex prices for oil and natural gas, without regard to changes in the Company's oil and natural gas reserves (referred to as the "Price Increase Factor"). If Nymex thresholds of $90, $100, $110, $125 and $150 per barrel of oil are exceeded for periods of 61 consecutive days, incremental purchase consideration of $250,000, $250,000, $500,000, $500,000 and $2,000,000, respectively, will be payable to Sellers. Similarly, if Nymex thresholds of $5.00, $6.00, $7.50, $10.00 and $12.00 per MMbtu of natural gas are exceeded for periods of 61 consecutive days, incremental purchase consideration of $50,000, $50,000, $150,000, $250,000 and $250,000, respectively, will be payable to Sellers.
[6]	The Colorado and Kansas properties provide for additional consideration that is payable to Sellers if proved producing reserves are increased on these properties through drilling or recompletion activities over a period of ten years after the closing date. To the extent that oil reserves increase, the Sellers are entitled to additional consideration of $250,000 for each increase of 20,000 net barrels. Furthermore, to the extent that oil and gas prices increase, the Sellers are entitled to additional consideration as the targeted price thresholds are exceeded for periods of 61 days. The maximum increase in purchase price for the Kansas and Colorado properties is limited to a maximum of $5 million.
[7]	With respect to the Separate Interests, a formal closing and transfer of title was not required, and did not occur, in order for the Company to realize its proceeds related to the sale of the Separate Interests. The Company acquired the contractual rights associated with the Separate Interests on July 29, 2011, and the Company's share of the net proceeds of $5,101,047 was received on August 23, 2011, which resulted in recognition of a non-operating gain in the third quarter of 2011 of $2,479,934. The Company applied the $5,101,047 of net proceeds to the payments due under the PSA.